Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments [Abstract]
2025	$ 465
Total future minimum lease payments	465
Less: amount representing interest	(9)
Present value of future minimum lease payments	456
Less: current maturities	(456)	$ (567)
Obligations under lease liability, noncurrent		$ 455